Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series A common stock, par value $0.001 per share
Amount Registered | shares	10,969,078
Proposed Maximum Offering Price per Unit	33.29
Maximum Aggregate Offering Price	$ 365,160,606.62
Fee Rate	0.01531%
Amount of Registration Fee	$ 55,906.09
Offering Note	1.a. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act"), based upon the average of the high and low prices of the registrant's Series A common stock as reported on the New York Stock Exchange on May 8, 2025. 1.b. Calculated in accordance with Rule 457(r) under the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (No. 333-285069) filed by the registrant on February 19, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act.